Net Loss Per Share - Schedule of Common Shares Excluded from Computation of Diluted Net Loss Per Common Share (Details)	11 Months Ended
Dec. 31, 2021 shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of net loss per common share	19,669,948
Public Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of net loss per common share	8,500,000
Private Placement Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of net loss per common share	114,000
Unvested RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of net loss per common share	11,055,948